Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2025 MMBbls Bcf	Dec. 31, 2024 Bcf MMBbls
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	50	51
Extensions & Discoveries	1	0
Improved Recovery & Infill Drilling	1	3
Technical Revisions	0	0
Acquisitions	1	0
Dispositions	(28)	0
Production	(3)	(5)
Change for the year	(28)	(1)
Ending balance	22	50
Developed	11	30
Undeveloped	11	20
Heavy crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	23	12
Extensions & Discoveries	6	8
Improved Recovery & Infill Drilling	0	0
Technical Revisions	1	1
Acquisitions	0	5
Dispositions	0	0
Production	(4)	(3)
Change for the year	3	11
Ending balance	26	23
Developed	16	14
Undeveloped	10	9
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	254	276
Extensions & Discoveries | Bcf	7	4
Improved Recovery & Infill Drilling | Bcf	6	9
Technical Revisions | Bcf	30	(9)
Acquisitions | Bcf	6	0
Dispositions | Bcf	(83)	0
Production | Bcf	(19)	(26)
Change for the year | Bcf	(54)	(22)
Ending balance | Bcf	201	254
Developed | Bcf	111	149
Undeveloped | Bcf	90	105
Coal bed methane [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	0	0
Extensions & Discoveries | Bcf	0	0
Improved Recovery & Infill Drilling | Bcf	0	0
Technical Revisions | Bcf	0	0
Acquisitions | Bcf	0	0
Dispositions | Bcf	0	0
Production | Bcf	0	0
Change for the year | Bcf	0	0
Ending balance | Bcf	0	0
Developed | Bcf	0	0
Undeveloped | Bcf	0	0
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	12	11
Extensions & Discoveries	0	0
Improved Recovery & Infill Drilling	0	1
Technical Revisions	2	1
Acquisitions	0	0
Dispositions	(3)	0
Production	(1)	(1)
Change for the year	(2)	1
Ending balance	11	12
Developed	5	6
Undeveloped	6	6
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	128	121
Extensions & Discoveries	8	9
Improved Recovery & Infill Drilling	3	5
Technical Revisions	7	2
Acquisitions	2	5
Dispositions	(45)	0
Production	(11)	(14)
Change for the year	(36)	7
Ending balance	92	128
Developed	50	75
Undeveloped	42	53